Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 1,459,395	₩ 746,256	₩ 695,868
Adjustments to reconcile net income
Income tax expense	519,016	285,349	320,060
Interest income	(300,900)	(291,425)	(303,722)
Interest expense	268,847	265,035	278,975
Dividends income	(21,525)	(4,442)	(3,408)
Depreciation	2,643,894	2,635,307	2,567,754
Amortization of intangible assets	604,744	628,154	660,705
Depreciation of right-of-use assets	398,716	404,174	433,199
Provision for severance benefits	253,491	255,615	256,525
Impairment losses on trade receivables	105,344	139,957	60,193
Share of net profit or loss of associates and joint ventures	(116,061)	(18,041)	3,252
Loss(gain) on disposal of associates and joint ventures	1	111	30
Loss on the disposal of subsidiaries	13,483
Loss(gain) on disposal of right-of-use assets	8,319	2,047	1,556
Impairment losses on assets held for sale	11	0	7,586
Loss on disposal of property and equipment and investment in properties	17,410	55,590	49,284
Loss(gain) on disposal of intangible assets	2,159	246	(1,248)
Loss on impairment of intangible assets	3,747	211,637	61,899
Loss(gain) on foreign currency translation	180,921	(138,011)	75,998
Loss(gain) on valuation and settlement of derivatives, net	(235,130)	155,600	(70,482)
Loss(gain) on disposal of financial assets at fair value through profit or loss	(29,974)	329	(5,115)
Gain on valuation of financial assets at fair value through profit or loss	(64,660)	(59,044)	(4,335)
Loss(gain) on disposal of financial assets at amortized cost	(35)	(138)	43
Others	86,740	127,948	143,500
Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables	327,031	66,462	(433,292)
Decrease(increase) in other receivables	(328,610)	685,209	(79,130)
Decrease(increase) in other current assets	(89,230)	9,089	984
Decrease(increase) in other non-current assets	(143,087)	(86,039)	(178,180)
Decrease(increase) in inventories	32,798	288,507	240,488
Increase(decrease) in trade payables	289,044	(135,760)	44,354
Decrease in other payables	207,583	(1,232,646)	(102,375)
Increase in other current liabilities	107,993	127,076	43,384
Increase(decrease) in other non-current liabilities	(14,915)	(56,319)	(199,547)
Decrease(Increase) in provisions	(4,668)	2,264	(12,164)
Decrease(Increase) in deferred revenue	3,696	(1,948)	641
Increase in plan assets	(114,631)	(136,336)	(375,499)
Payment of severance benefits	(241,350)	(186,520)	(119,716)
Cash generated from operations (1+2+3)	₩ 5,829,607	₩ 4,745,293	₩ 4,058,065